united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-493-3313

Date of fiscal year end: 4/30

Date of reporting period: 1/31/18

Item 1. Schedule of Investments.

Milestone Treasury Obligations Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2018
Principal	Interest	Maturity
Amount	Rate	Date	Fair Value

U.S. Government Obligations - 49.68%

U.S. Treasury Bills * - 49.68%
$10,000,000	1.115%	3/1/18	$9,991,328
15,000,000	1.290%	3/8/18	14,981,188
35,000,000	1.303% - 1.320%	3/15/18	34,946,298
20,000,000	1.355%	3/22/18	19,963,114
45,000,000	1.170% - 1.445%	3/29/18	44,909,544
15,000,000	1.260%	5/3/18	14,952,225
10,000,000	1.300%	5/10/18	9,964,611
10,000,000	1.415%	5/24/18	9,955,978
15,000,000	1.450%	6/7/18	14,923,875
10,000,000	1.460%	6/14/18	9,946,061

Total U.S. Government Obligations (Cost $184,534,222)			184,534,222

Repurchase Agreements - 50.43%

BNP Paribas Securities Corp., dated 1/31/2018 repurchase price $60,000,000 (Collateralized by: U.S. Treasury Bond: $149,700, 7.625%, 11/15/2022; aggregate market value plus accrued interest $186,980; U.S. Treasury Bill: $29,557,900, 0.000%, 6/14/2018; aggregate market value plus accrued interest $29,392,745; U.S. Treasury Note: $31,734,000, 1.750%, 11/30/2019; aggregate market value plus accrued interest $31,620,337)

60,000,000	1.330%	2/1/18	60,000,000

Credit Agricole, dated 1/31/2018, repurchase price $47,291,000 (Collateralized by: U.S Treasury Note: $49,070,200, 2.250%, 12/31/2023; aggregate market value plus accrued interest $48,236,831)

47,291,000	1.320%	2/1/18	47,291,000

Societe Generale, dated 1/31/2018, repurchase price $80,000,000 (Collateralized by: U.S. Treasury Notes: $82,012,700, 2.125% - 2.500%, 5/15/2024 - 5/15/2025; aggregate market value plus accrued interest $81,600,015)

80,000,000	1.320%	2/1/18	80,000,000

Total Repurchase Agreements (Cost $187,291,000)			187,291,000

Total Investments (Cost $371,825,222) - 100.11%			$371,825,222
Liabilities in Excess of Assets - Net - (0.11)%			(419,276)
Net Assets - 100.00%			$371,405,946

* Interest rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes
$371,825,436 and differs from fair value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized Appreciation:		$ -
	Unrealized Depreciation:		(241)
	Net Unrealized Depreciation:		$ (241)

Milestone Treasury Obligations Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2018

The following is a summary of significant accounting policies followed by the Fund in preparation of it's financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Valuation of Securities:
Securities in which the Fund invests may be valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized to maturity. Amortization of premium and accretion of market discount are charged to income.

Repurchase Agreements:
The Fund may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Fund's agreement to resell the securities at par. The investment advisor only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment advisor in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Fund and must have, at all times, an aggregate market value plus accrued interest greater than or equal to the repurchase price. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Fund will require the seller to deposit additional collateral by the next business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

Fair Valuation Process - The fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a "significant event") since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Milestone Treasury Obligations Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2018 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$ -	$184,534,222	$ -	$184,534,222
Repurchase Agreements	-	187,291,000	-	187,291,000
Total	$ -	$371,825,222	$ -	$371,825,222

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the Fund’s policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/Ryan Beach

Ryan Beach, Principal Executive Officer/President

Date 3/23/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Ryan Beach

Ryan Beach, Principal Executive Officer /President

Date 3/23/18

By (Signature and Title)

/s/Daniel Applegarth

Daniel Applegarth, Principal Financial Officer/Treasurer

Date 3/23/18